Document and Entity Information	Feb. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2023
Entity File Number	001-36469
Entity Registrant Name	HEALTHIER CHOICES MANAGEMENT CORP.
Entity Central Index Key	0000844856
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1070932
Entity Address, Address Line One	3800 NORTH 28TH WAY, #1
Entity Address, City or Town	HOLLYWOOD
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	305
Local Phone Number	600-5004
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HCMC
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false